Reconciliation of Financial Statements to Form 5500 - Reconciliation of Expense (Details) - EBP 016 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total deductions per the financial statements	$ 476,489	$ 519,815
Add: Deemed distribution on outstanding participant loans at December 31, 2025	1,181
Less: Deemed distribution on outstanding participant loans at December 31, 2024	(1,162)
Add: Benefit payments requested by participants at December 31, 2025	141
Less: Benefit payments requested by participants at December 31, 2024	(14)
Benefits paid to participants for Form 5500	$ 476,635